Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company for each of the last three fiscal years ended April 30, 2024, 2023 and 2022. We did not use any financial performance measures to link “compensation actually paid” (“CAP”) to company performance in a manner that can act as a “Company-Selected Measure” under the relevant rules. As such, we do not have a “Company-Selected Measure”. We therefore do not provide a tabular list of such performance measures. For further information regarding our compensation philosophy, please review the Compensation Discussion and Analysis beginning on page 20.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return (TSR)(3)	Peer Group Total Shareholder Return(3)	Net Income
2024	$938,200	$938,200	$908,485	$908,485	$176.91	$172.76	$19,016,000
2023	$787,200	$787,200	$712,200	$712,200	$217.87	$150.56	$18,069,000
2022	$789,500	$789,500	$714,500	$714,500	$305.99	$152.48	$23,822,000
2021	$897,417	$897,417	$822,417	$822,417	$139.79	$171.36	$23,280,000
2020	$869,712	$869,712	$744,712	$744,712	$137.62	$129.10	$14,943,000

(1) Howard A. Brecher served as Principal Executive Officer (“PEO”) of the Company for each of the years listed.

(2) Stephen R. Anastasio served as the only Non-PEO Named Executive Officer (“NEO”) of the Company for each of the years listed.

(3) Total Shareholder Return is abbreviated “TSR.” The Peer Group TSR in this table utilizes a custom group of similar in industry peers as disclosed in the Compensation Discussion and Analysis for each of the years listed. AutoWeb, Inc. was included in the peer group in previous years, but has been excluded from the peer group TSR in the above table because it was acquired by another company during 2022.

PEO Total Compensation Amount	$ 938,200	$ 787,200	$ 789,500	$ 897,417	$ 869,712
PEO Actually Paid Compensation Amount	938,200	787,200	789,500	897,417	869,712
Non-PEO NEO Average Total Compensation Amount	908,485	712,200	714,500	822,417	744,712
Non-PEO NEO Average Compensation Actually Paid Amount	$ 908,485	712,200	714,500	822,417	744,712
Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, Compensation Actually Paid to our Vice President, Mr. Anastasio, and the Company’s cumulative Total Shareholder Return for the last five fiscal years.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the last five fiscal years.

Total Shareholder Return Amount	$ 176.91	217.87	305.99	139.79	137.62
Peer Group Total Shareholder Return Amount	172.76	150.56	152.48	171.36	129.1
Net Income (Loss)	$ 19,016,000	$ 18,069,000	$ 23,822,000	$ 23,280,000	$ 14,943,000